Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$(9,142,191)	$(1,860,461)	$(6,781,788)	$(2,932,978)
Less gain in fair value of warrant liability	—	1,456,000	5,129,000	3,036,000

Net (loss) for diluted earnings per share	$(9,142,191)	$(3,316,461)	$(11,910,788)	$(5,968,978)

Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	83,611	—	83,611

Potentially dilutive common shares	—	83,611	—	83,611

Denominator for diluted earnings per share – adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313

Basic net income (loss) per share	$(2.29)	$(1.38)	$(2.54)	$(2.19)

Diluted net loss per share	$(2.29)	$(2.32)	$(4.46)	$(4.20)

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Common stock purchase warrants	1,926,477	939,729	1,926,477	939,729
Stock options	507,610	584,190	507,610	584,190
Common shares issuable upon conversion of Series A Preferred Stock	—	352,614	—	352,614
Common shares issuable upon conversion of Series B Preferred Stock	—	364,320	—	364,320

	2,434,087	2,240,853	2,434,087	2,240,853

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614